Note Business Combination (Fair values of major classes of identifiable assets acquired and liabilities assumed - Recasted) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 627,294	$ 626,388		$ 465,676
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted
Business Acquisition [Line Items]
Goodwill	[1]			$ 167,804
Core deposits intangibles			$ 12,800
FDIC Assisted Partial Acquisition Of Doral Bank | As previously reported
Business Acquisition [Line Items]
Goodwill	[2]			41,633
Core deposits intangibles	[2]			23,572
Other assets	[2]			626,177
Total assets	[2]			2,798,859
Total liabilities	[2]			2,798,859
FDIC Assisted Partial Acquisition Of Doral Bank | Loans
Business Acquisition [Line Items]
Change				(151,889)
FDIC Assisted Partial Acquisition Of Doral Bank | Loans | As recasted
Business Acquisition [Line Items]
Receivables	[1]			1,513,867
FDIC Assisted Partial Acquisition Of Doral Bank | Loans | As previously reported
Business Acquisition [Line Items]
Receivables	[2]			1,665,756
FDIC Assisted Partial Acquisition Of Doral Bank | Goodwill
Business Acquisition [Line Items]
Change				126,171
FDIC Assisted Partial Acquisition Of Doral Bank | Receivable from the FDIC
Business Acquisition [Line Items]
Change				38,416
FDIC Assisted Partial Acquisition Of Doral Bank | Receivable from the FDIC | As recasted
Business Acquisition [Line Items]
Receivables	[1]			480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Receivable from the FDIC | As previously reported
Business Acquisition [Line Items]
Receivables	[2]			441,721
FDIC Assisted Partial Acquisition Of Doral Bank | Core deposits
Business Acquisition [Line Items]
Change				(10,762)
FDIC Assisted Partial Acquisition Of Doral Bank | Core deposits | As recasted
Business Acquisition [Line Items]
Core deposits intangibles	[1]			12,810
FDIC Assisted Partial Acquisition Of Doral Bank | Other assets
Business Acquisition [Line Items]
Change				0
FDIC Assisted Partial Acquisition Of Doral Bank | Other assets | As recasted
Business Acquisition [Line Items]
Other assets	[1]			626,177
FDIC Assisted Partial Acquisition Of Doral Bank | Total assets
Business Acquisition [Line Items]
Change				1,936
FDIC Assisted Partial Acquisition Of Doral Bank | Total assets | As recasted
Business Acquisition [Line Items]
Total assets	[1]			2,800,795
FDIC Assisted Partial Acquisition Of Doral Bank | Deposits
Business Acquisition [Line Items]
Change				1,936
FDIC Assisted Partial Acquisition Of Doral Bank | Deposits | As recasted
Business Acquisition [Line Items]
Liabilities	[1]			2,203,391
FDIC Assisted Partial Acquisition Of Doral Bank | Deposits | As previously reported
Business Acquisition [Line Items]
Liabilities	[2]			2,201,455
FDIC Assisted Partial Acquisition Of Doral Bank | Advances from the Federal Home Loan Bank
Business Acquisition [Line Items]
Change				0
FDIC Assisted Partial Acquisition Of Doral Bank | Advances from the Federal Home Loan Bank | As recasted
Business Acquisition [Line Items]
Liabilities	[1]			547,187
FDIC Assisted Partial Acquisition Of Doral Bank | Advances from the Federal Home Loan Bank | As previously reported
Business Acquisition [Line Items]
Liabilities	[2]			547,187
FDIC Assisted Partial Acquisition Of Doral Bank | Other liabilities
Business Acquisition [Line Items]
Change				0
FDIC Assisted Partial Acquisition Of Doral Bank | Other liabilities | As recasted
Business Acquisition [Line Items]
Liabilities	[1]			50,217
FDIC Assisted Partial Acquisition Of Doral Bank | Other liabilities | As previously reported
Business Acquisition [Line Items]
Liabilities	[2]			50,217
FDIC Assisted Partial Acquisition Of Doral Bank | Total liabilities
Business Acquisition [Line Items]
Change				1,936
FDIC Assisted Partial Acquisition Of Doral Bank | Total liabilities | As recasted
Business Acquisition [Line Items]
Total liabilities	[1]			$ 2,800,795

[1]	Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.
[2]	Amounts are presented as previously reported in the Form 10-Q as of September 30, 2015.